    As Filed with the Securities and Exchange Commission on January 11, 2000

                                                             File Nos. 333-80205
                                                                       811-09381

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 2

                                   X.COM FUNDS

               (Exact name of Registrant as specified in charter)

                              394 University Avenue
                               Palo Alto, CA 94301
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (650) 752-6900

                                  JOHN T. STORY
                                X.com Corporation
                              394 University Avenue
                               Palo Alto, CA 94301
                     (Name and address of agent for service)


                   Please send copy of all communications to:

                              David A. Hearth, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104
                                 (415) 835-1600


                   It is proposed that this filing will become effective:
                         ____ immediately upon filing pursuant to Rule 485(b)
                         ____ on __________ pursuant to Rule 485(b)
                         ____ 60 days after filing pursuant to Rule 485(a)(1)
                         __X_ 75 days after filing pursuant to Rule 485(a)(2)
                         ____ on __________ pursuant to Rule 485(a)

                                   X.COM FUNDS

                       CONTENTS OF REGISTRATION STATEMENT


This registration statement contains the following documents:*

         Facing Sheet

         Contents of Registration Statement

         Cross-Reference Sheet for

                  X.COM CLASSIC S&P 500 FUND
                  X.COM PROTECTED S&P 500 FUND
                  X.COM SUPER U.S. INDEX FUND
                  X.COM SMALL CAP INDEX FUND
                  X.COM INTERNATIONAL INDEX FUND
                  X.COM e-COMMERCE FUND

         Part A - Combined Prospectus for

                  X.COM CLASSIC S&P 500 FUND
                  X.COM PROTECTED S&P 500 FUND
                  X.COM SUPER U.S. INDEX FUND
                  X.COM SMALL CAP INDEX FUND
                  X.COM INTERNATIONAL INDEX FUND
                  X.COM e-COMMERCE FUND


         Part B - Combined Statement of Additional Information for

                  X.COM CLASSIC S&P 500 FUND
                  X.COM PROTECTED S&P 500 FUND
                  X.COM SUPER U.S. INDEX FUND
                  X.COM SMALL CAP INDEX FUND
                  X.COM INTERNATIONAL INDEX FUND
                  X.COM e-COMMERCE FUND

         Part C - Other Information

         Signature Page

         Exhibits




--------------------------------------------------------------------------------

               *This post-effective amendment does not contain the combined prospects and combined statement of additional information with respect to the following series of the Registrant: X.COM PREMIER S&P 500 FUND, X.COM U.S.A. BOND FUND and X.COM U.S.A. MONEY MARKET FUND.

                                     PART A

                             COMBINED PROSPECTUS FOR


                             X.COM CLASSIC S&P FUND
                            X.COM PROTECTED S&P FUND
                           X.COM SUPER U.S. INDEX FUND
                           X.COM SMALL CAP INDEX FUND
                         X.COM INTERNATIONAL INDEX FUND
                              X.COM e-COMMERCE FUND

--------------------------------------------------------------------------------
                                   X.COM FUNDS
                                   -----------

                           X.COM CLASSIC S&P 500 FUND

                          X.COM PROTECTED S&P 500 FUND

                           X.COM SUPER U.S. INDEX FUND

                           X.COM SMALL CAP INDEX FUND

                         X.COM INTERNATIONAL INDEX FUND

                              X.COM E-COMMERCE FUND
--------------------------------------------------------------------------------





                                   PROSPECTUS
                                   ----------

                                 MARCH __, 2000









--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
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
                                                               PAGE
                                                               ----
INTRODUCTION.....................................................1
ABOUT EACH FUND..................................................3
    The X.com Classic S&P 500 Fund...............................3
    The X.com Protected S&P 500 Fund.............................5
    The X.com Super U.S. Index Fund..............................6
    The X.com Small Cap Index Fund...............................8
    The X.com International Index Fund..........................10
    The X.com e-Commerce Fund...................................11
PERFORMANCE INFORMATION.........................................14
FEES AND EXPENSES...............................................17
MORE ABOUT THE FUNDS'INVESTMENT STRATEGIES AND RISKS............19
FUND MANAGEMENT.................................................20
THE FUNDS'STRUCTURE.............................................22
PRICING OF FUND SHARES..........................................23
HOW TO BUY AND SELL SHARES OF THE X.COM FUNDS...................25
DIVIDENDS AND OTHER DISTRIBUTIONS...............................26
TAX CONSEQUENCES................................................27

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

WHO CAN INVEST IN A FUND?

The Funds are for on-line investors who are customers of X.com Corporation ("X.com") and First Western National Bank (the "Bank"), which is under contract to provide X.com customers with various banking and financial services. The Bank is a member of the Federal Deposit Insurance Corporation ("FDIC"). You will need to do the following to purchase shares of the Fund:

        -   Open an account with the Bank.

        - Complete an X.com Account Application and follow the instructions provided under "How to Buy and Sell Shares" later in this Prospectus.

        -   Simply follow the instructions on the X.com website, WWW.X.COM.

        - You are also required to consent to receive all information about the Fund electronically, both to open an account and during the time you own shares of the Fund. If you revoke your consent to receive this information electronically, fail to maintain an e-mail account, or close your account, the Funds may, to the extent permitted by the federal securities laws, redeem your shares, and will, in any event, prohibit additional investments in the Funds, including the reinvestment of dividends.*

WHAT ARE INDEX FUNDS?

Index funds are often described as "passively managed" in that they seek to match the performance of a specific benchmark index by holding either all the securities that make up the targeted index or a highly representative sample. For example, in the case of the X.com Classic S&P 500 Fund, that benchmark is the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

WHAT IS THE MASTER/FEEDER FUND STRUCTURE USED BY THE FUNDS?

Several of the X.com Funds described in this Prospectus are feeder funds that invest all of their assets in a corresponding master fund. A master/feeder fund structure is a two-tier fund structure made up of a master portfolio that invests in securities, and a feeder fund that invests in the master portfolio instead of directly buying portfolio securities. Barclays Global Fund Advisors ("BGFA") serves as the investment adviser to each of the master funds other than the master fund for the Small Cap Index Fund. BGFA is a subsidiary of Barclays Global Investors, N.A., the world's largest institutional investment adviser. As of December 31, 1999, BGFA and its

-------------------------
* The staff of the Securities and Exchange Commission (the "Staff") has informally said that the Funds may not involuntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. However, should the Staff's position on this issue change, the Funds intend to involuntarily redeem your shares under these circumstances.

affiliates provided investment advisory services for over $__________ billion of assets. ___________________ ("__________") serves as the investment adviser to the master fund used by the Small Cap Index Fund. [__________] provided investment advisory services for over $__________ billion of assets as of December 31, 1999.

By employing the master/feeder structure for the Funds, X.com is able to offer investors not only leading-edge online products and services, but also the economies of scale and experience of an established mutual fund advisers like BGFA and [_________].

--------------------------------------------------------------------------------
ABOUT EACH FUND
--------------------------------------------------------------------------------

This portion of the Prospectus provides a description of each Fund's investment objective, principal investment strategies and principal risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

The investment characteristics and investment risks of the Funds match those of each Funds' corresponding Master Portfolio (except for the e-Commerce Fund, which does not use a master fund). For that reason, the discussion of each Fund's investment objectives, strategies and risks necessarily includes a description of the investment characteristics and risks associated with the investments of the corresponding Master Portfolios. Each Fund's performance will correspond directly to the performance of the related Portfolio.

PLEASE NOTE THAT YOUR INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF THE BANK OR ANY OTHER BANK OR FINANCIAL INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. BECAUSE EACH FUND IS SUBJECT TO INVESTMENT RISKS, YOU MAY LOSE MONEY IF YOU INVEST IN THE FUNDS.


--------------------------------------------------------------------------------
THE X.COM CLASSIC S&P 500 FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The X.com Classic S&P 500 Fund (the "Classic S&P 500 Fund") seeks to approximate as closely as practicable, before fees and expenses, the CAPITALIZATION-WEIGHTED TOTAL RATE OF RETURN of the S&P 500 Index.* The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States. The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial, and transportation) selected by Standard & Poor's.

"Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.

PRINCIPAL STRATEGIES

The Classic S&P 500 Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio ("S&P 500 Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company issuing individual interests in multiple series (each,

-------------------------
* "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500-Registered Trademark-," and "500 -Registered Trademark-" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by X.com Asset Management, Inc. for use in connection with the Classic S&P 500 Fund. The Classic S&P 500 Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Classic S&P 500 Fund.

a "Portfolio"). The S&P 500 Portfolio seeks to provide investment results that correspond, before fees and expenses, to the total return of the publicly traded common stocks, in the aggregate, as represented by the S&P 500 Index. To do so, the S&P 500 Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.

Under normal market conditions, the S&P 500 Portfolio will invest at least 90% of its assets in the stocks making up the S&P 500 Index. Over time, the S&P 500 Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the S&P 500 Index. A correlation of 100% would mean the total return of the S&P 500 Portfolio's assets would increase and decrease exactly the same as the S&P 500 Index.

PRINCIPAL RISKS

MARKET RISK: The value of an investment in the Classic S&P 500 Fund depends to a great extent upon changes in market conditions. Equity securities change in value more than fixed-income securities and the value of the equity securities held by the Classic S&P 500 Fund (through its investments in the S&P 500 Portfolio) will fluctuate as the market prices of those securities rise and fall. The value of your investment in the Classic S&P 500 Fund will change daily based on many factors, including the volatility of the securities in the S&P 500 Index, national and international economic conditions, and general market conditions.

INDEX-FUND RISK: The Classic S&P 500 Fund is not actively managed through traditional methods of stock selection. Instead, it invests (through its investments in the S&P 500 Portfolio) in the stocks included in the S&P 500 Index regardless of their investment merits. Except to a limited extent, the Classic S&P 500 Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. stock market segment relating to the S&P 500 Index.

The Classic S&P 500 Fund's ability to track the performance of the S&P 500 Index may also be affected by, among other things, transaction costs, the fees and expenses of the Classic S&P 500 Fund and the S&P 500 Portfolio, changes in the composition of the S&P 500 Index or the assets of the S&P 500 Portfolio, and the timing, frequency and amount of investor purchases and redemptions of both the Classic S&P 500 Fund and S&P 500 Portfolio. Because the S&P 500 Portfolio seeks to track the performance of the S&P 500 Index, the S&P 500 Portfolio will not attempt to judge the merits of any particular stock as an investment.

In addition, the S&P 500 Portfolio will need to maintain cash balances to pay redemptions and expenses, which may affect the overall performance of the Classic S&P 500 Fund.

--------------------------------------------------------------------------------
THE X.COM PROTECTED S&P 500 FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The X.com Protected S&P 500 Fund (the "Protected S&P 500 Fund") seeks, for long-term investors, to approximate at least [90%] of the CAPITALIZATION-WEIGHTED TOTAL RATE OF RETURN of the S&P 500 Index without any loss of principal.*

The Protected S&P 500 Fund is "protected" because the Fund has an agreement with _______________ (the "Big Bank") that protects you against losses from an investment in shares of the Fund if you hold those shares for at least 3 years. The Big Bank, in exchange for protecting you against losses of principal on shares held at least 3 years, receives a portion of the fees charged by the Protected S&P 500 Fund and receives [ %] of all increases in the value of your shares when redeemed. Your failure to hold shares for at least 3 years would mean that you would give up [ %] of any increase in value on your investment but not receive any protection against losses of the amount invested.

The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States. The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial, and transportation) selected by Standard & Poor's.

"Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.

PRINCIPAL STRATEGIES

Like the Classic S&P 500 Fund, the Protected S&P 500 Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the S&P 500 Portfolio, a series of MIP. The S&P 500 Portfolio seeks to provide investment results that correspond, before fees and expenses, to the total return of the publicly traded common stocks, in the aggregate, as represented by the S&P 500 Index. To do so, the S&P 500 Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.

Under normal market conditions, the S&P 500 Portfolio will invest at least 90% of its assets in the stocks making up the S&P 500 Index. Over time, the S&P 500 Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the S&P 500 Index. A correlation of 100% would

-------------------------
* "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500-Registered Trademark-," and "500 -Registered Trademark-" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by X.com Asset Management, Inc. for use in connection with the Protected S&P 500 Fund. The Protected S&P 500 Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Protected S&P 500 Fund.

mean the total return of the S&P 500 Portfolio's assets would increase and decrease exactly the same as the S&P 500 Index. The total return on an investment in the Protected S&P 500 Fund would not increase as much as the S&P 500 Portfolio because of the fee of the Big Bank.

PRINCIPAL RISKS

MARKET RISK: The value of an investment in the Protected S&P 500 Fund depends to a great extent upon changes in market conditions. Equity securities change in value more than fixed-income securities and the value of the equity securities held by the Protected S&P 500 Fund (through its investments in the S&P 500 Portfolio) will fluctuate as the market prices of those securities rise and fall. The value of your investment in the Protected S&P 500 Fund will change daily based on many factors, including the volatility of the securities in the S&P 500 Index, national and international economic conditions, and general market conditions.

If you hold your shares for fewer than 3 years, your investment would be fully vulnerable to decreases in the value of your investment. Even shares held for at least 3 years, which are protected against the loss of your purchase price, are not protected against declines from high points above your original purchase price.

INDEX-FUND RISK: The Protected S&P 500 Fund is not actively managed through traditional methods of stock selection. Instead, it invests (through its investments in the S&P 500 Portfolio) in the stocks included in the S&P 500 Index regardless of their investment merits. Except to a limited extent, the Protected S&P 500 Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. stock market segment relating to the S&P 500 Index.

The Protected S&P 500 Fund's ability to track the performance of the S&P 500 Index may also be affected by, among other things, transaction costs, the fees and expenses of the Protected S&P 500 Fund and the S&P 500 Portfolio, changes in the composition of the S&P 500 Index or the assets of the S&P 500 Portfolio, and the timing, frequency and amount of investor purchases and redemptions of both the Protected S&P 500 Fund and S&P 500 Portfolio. Because the S&P 500 Portfolio seeks to track the performance of the S&P 500 Index, the S&P 500 Portfolio will not attempt to judge the merits of any particular stock as an investment.

In addition, the S&P 500 Portfolio will need to maintain cash balances to pay redemptions and expenses, which may affect the overall performance of the Protected S&P 500 Fund.

--------------------------------------------------------------------------------
THE X.COM SUPER U.S. INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The X.com Super U.S. Index Fund (the "Super Index Fund") seeks to approximate as closely as practicable, before fees and expenses, the CAPITALIZATION-WEIGHTED TOTAL RATE OF RETURN of the Wilshire 4500 Index.* The Wilshire 4500 Index, a widely recognized benchmark for small and

-------------------------

* "Wilshire Associates," "Wilshire 4500 Completion Index" and "Wilshire 4500" are trademarks of Wilshire Associates, Inc. The Super Index Fund is not sponsored, endorsed, sold, or promoted by Wilshire mid cap U.S. stocks, includes approximately 6,500 companies representing different sectors of the U.S. economy. The Wilshire 4500 Index is intended to serve as a good measure of the broad U.S. stock market excluding the stocks that appear in the S&P 500 Index.

As of September 30, 1999, the stocks included in the Wilshire 4500 Index had an average market value of $455 million, but with a median of $92 million (that is, an equal number of stocks had capitalization levels above and below $92 million). The capitalization of included stocks ranged from less than $1 million to over $82 billion.

"Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.

PRINCIPAL STRATEGIES

The Super Index Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the Wilshire 4500 Index Master Portfolio ("Wilshire 4500 Portfolio"), a series of MIP. The Wilshire 4500 Portfolio seeks to provide investment results that correspond, before fees and expenses, to the total return of the publicly traded common stocks, in the aggregate, as represented by the Wilshire 4500 Index. To do so, the Wilshire 4500 Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the Wilshire 4500 Index.

Under normal market conditions, the Wilshire 4500 Portfolio will invest at least 90% of its assets in the stocks making up the Wilshire 4500 Index. Over time, the Wilshire 4500 Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the Wilshire 4500 Index. A correlation of 100% would mean the total return of the Wilshire 4500 Portfolio's assets would increase and decrease exactly the same as the Wilshire 4500 Index.

PRINCIPAL RISKS

MARKET RISK: The value of an investment in the Super Index Fund depends to a great extent upon changes in market conditions. Equity securities change in value more than fixed-income securities and the value of the equity securities held by the Super Index Fund (through its investments in the Wilshire 4500 Portfolio) will fluctuate as the market prices of those securities rise and fall. The value of your investment in the Super Index Fund will change daily based on many factors, including the volatility of the securities in the Wilshire 4500 Index, national and international economic conditions, and general market conditions.

The Super Index Fund's focus on small-cap and mid-cap stocks may expose investors to additional risks. Smaller companies typically offer fewer products or services and have more-limited financial resources than larger companies, and their securities may trade less frequently and in smaller amounts than those of larger companies. As a result, small-cap stocks--and

-------------------------
* Associates, Inc. and Wilshire Associates, Inc. makes no representation regarding the advisability of investing in the Super Index Fund.

therefore the Super Index Fund--may fluctuate significantly more in value than larger-cap stocks and mutual funds that focus on them.

INDEX-FUND RISK: The Super Index Fund is not actively managed through traditional methods of stock selection. Instead, it invests (through its investments in the Wilshire 4500 Portfolio) in the stocks included in the Wilshire 4500 Index regardless of their investment merits. Except to a limited extent, the Super Index Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. stock market segment relating to the Wilshire 4500 Index.

The Super Index Fund's ability to track the performance of the Wilshire 4500 Index may also be affected by, among other things, transaction costs, the fees and expenses of the Super Index Fund and the Wilshire 4500 Portfolio, changes in the composition of the Wilshire 4500 Index or the assets of the Wilshire 4500 Portfolio, and the timing, frequency and amount of investor purchases and redemptions of both the Super Index Fund and Wilshire 4500 Portfolio. Because the Wilshire 4500 Portfolio seeks to track the performance of the Wilshire 4500 Index, the Wilshire 4500 Portfolio will not attempt to judge the merits of any particular stock as an investment.

In addition, the Wilshire 4500 Portfolio will need to maintain cash balances to pay redemptions and expenses, which may affect the overall performance of the Super Index Fund.

--------------------------------------------------------------------------------
THE X.COM SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The X.com Small Cap Index Fund (the "Small Cap Index Fund") seeks to approximate as closely as practicable, before fees and expenses, the CAPITALIZATION-WEIGHTED TOTAL RATE OF RETURN of the Russell 2000-Registered Trademark- Index.* The Russell 2000-Registered Trademark- Index, a widely recognized benchmark for small cap U.S. stocks, includes approximately 2,000 companies representing different sectors of the U.S. economy.

As of December 31, 1999, the stocks included in the Russell 2000 Index had an average market value of $___ million, but with a median of $___ million (that is, an equal number of stocks had capitalization levels above and below $___ million). The capitalization of included stocks ranged from less than $___ million to over $___ billion.

"Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.


-------------------------
* "Russell 2000-Registered Trademark- Index," "Russell" and "Russell 2000-Registered Trademark-" are trademarks of Frank Russell & Co. ("Russell"). The Small Cap Index Fund is not sponsored, endorsed, sold, or promoted by Russell and Russell makes no representation regarding the advisability of investing in the Small Cap Index Fund.

PRINCIPAL STRATEGIES

The Small Cap Index Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the Russell 2000 Index Master Portfolio ("Russell 2000 Portfolio"), a series of _____________. The Russell 2000 Portfolio seeks to provide investment results that correspond, before fees and expenses, to the total return of the publicly traded common stocks, in the aggregate, as represented by the Russell 2000 Index. To do so, the Russell 2000 Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the Russell 2000 Index.

Under normal market conditions, the Russell 2000 Portfolio will invest at least 90% of its assets in the stocks making up the Russell 2000 Index. Over time, the Russell 2000 Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the Russell 2000 Index. A correlation of 100% would mean the total return of the Russell 2000 Portfolio's assets would increase and decrease exactly the same as the Russell 2000 Index.

PRINCIPAL RISKS

MARKET RISK: The value of an investment in the Small Cap Index Fund depends to a great extent upon changes in market conditions. Equity securities change in value more than fixed-income securities and the value of the equity securities held by the Small Cap Index Fund (through its investments in the Russell 2000 Portfolio) will fluctuate as the market prices of those securities rise and fall. The value of your investment in the Small Cap Index Fund will change daily based on many factors, including the volatility of the securities in the Russell 2000 Index, national and international economic conditions, and general market conditions.

The Small Cap Index Fund's focus on small-cap stocks may expose investors to additional risks. Smaller companies typically offer fewer products or services and have more-limited financial resources than larger companies, and their securities may trade less frequently and in smaller amounts than those of larger companies. As a result, small-cap stocks--and therefore the Small Cap Index Fund--may fluctuate significantly more in value than larger-cap stocks and mutual funds that focus on them.

INDEX-FUND RISK: The Small Cap Index Fund is not actively managed through traditional methods of stock selection. Instead, it invests (through its investments in the Russell 2000 Portfolio) in the stocks included in the Russell 2000 Index regardless of their investment merits. Except to a limited extent, the Small Cap Index Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. stock market segment relating to the Russell 2000 Index.

The Small Cap Index Fund's ability to track the performance of the Russell 2000 Index may also be affected by, among other things, transaction costs, the fees and expenses of the Small Cap Index Fund and the Russell 2000 Portfolio, changes in the composition of the Russell 2000 Index or the assets of the Russell 2000 Portfolio, and the timing, frequency and amount of investor purchases and redemptions of both the Small Cap Index Fund and Russell 2000 Portfolio. Because the Russell 2000 Portfolio seeks to track the performance of the Russell 2000 Index, the

Russell 2000 Portfolio will not attempt to judge the merits of any particular stock as an investment.

In addition, the Russell 2000 Portfolio will need to maintain cash balances to pay redemptions and expenses, which may affect the overall performance of the Small Cap Index Fund.

--------------------------------------------------------------------------------
THE X.COM INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The X.com International Index Fund (the "International Index Fund") seeks to approximate as closely as practicable, before fees and expenses, the CAPITALIZATION-WEIGHTED TOTAL RATE OF RETURN of the MSCI
EAFE-Registered Trademark- (Europe, Australasia, Far East) Index.* The EAFE Index, a widely recognized benchmark for foreign stocks, includes over 1,000 established companies representing different sectors of the world economy in 21 developed markets.

"Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.

PRINCIPAL STRATEGIES

The International Index Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the EAFE-Registered Trademark- Index Master Portfolio ("EAFE-Registered Trademark- Portfolio"), a series of MIP. The
EAFE-Registered Trademark- Portfolio seeks to provide investment results that correspond, before fees and expenses, to the total return of the publicly traded common stocks, in the aggregate, as represented by the EAFE-Registered Trademark- Index. To do so, the EAFE-Registered Trademark-Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the EAFE-Registered Trademark- Index.

Under normal market conditions, the EAFE-Registered Trademark- Portfolio will invest at least 90% of its assets in the stocks making up the EAFE-Registered Trademark- Index. Over time, the EAFE-Registered Trademark-Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the EAFE-Registered Trademark- Index. A correlation of 100% would mean the total return of the EAFE-Registered Trademark- Portfolio's assets would increase and decrease exactly the same as the EAFE-Registered Trademark- Index.

PRINCIPAL RISKS

MARKET RISK: The value of an investment in the International Index Fund depends to a great extent upon changes in market conditions. Equity securities change in value more than fixed-

-------------------------
*   "Morgan Stanley Capital International," "MSCI," "MSCI
    EAFE-Registered Trademark- (Europe, Australasia, Far East)" and "EAFE-Registered Trademark-" are trademarks of Morgan Stanley Capital International. The International Index Fund is not sponsored, endorsed, sold, or promoted by Morgan Stanley Capital International and Morgan Stanley Capital International makes no representation regarding the advisability of investing in the International Index Fund.

income securities and the value of the equity securities held by the International Index Fund (through its investments in the EAFE-Registered Trademark- Portfolio) will fluctuate as the market prices of those securities rise and fall. The value of your investment in the International Index Fund will change daily based on many factors, including the volatility of the securities in the EAFE-Registered Trademark- Index, national and international economic conditions, and general market conditions.

FOREIGN RISK: By emphasizing investments in foreign stocks, the International Index Fund may expose shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries.

In addition, most of the securities in which the EAFE-Registered Trademark-Portfolio invests are denominated in foreign currencies, whose values may decline against the U.S. dollar.

INDEX-FUND RISK: The International Index Fund is not actively managed through traditional methods of stock selection. Instead, invests (through its investments in the EAFE-Registered Trademark- Portfolio) in the stocks included in the EAFE-Registered Trademark- Index regardless of their investment merits. Except to a limited extent, the International Index Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the stock markets of one or more countries represented in the EAFE-Registered Trademark- Index.

The International Index Fund's ability to track the performance of the EAFE-Registered Trademark- Index may also be affected by, among other things, transaction costs, the fees and expenses of the International Index Fund and the EAFE-Registered Trademark- Portfolio, changes in the composition of the EAFE-Registered Trademark- Index or the assets of the EAFE-Registered Trademark-Portfolio, and the timing, frequency and amount of investor purchases and redemptions of both the International Index Fund and EAFE-Registered Trademark-Portfolio. Because the EAFE-Registered Trademark- Portfolio seeks to track the performance of the EAFE-Registered Trademark- Index, the EAFE-Registered Trademark- Portfolio will not attempt to judge the merits of any particular stock as an investment.

In addition, the EAFE-Registered Trademark- Portfolio will need to maintain cash balances to pay redemptions and expenses, which may affect the overall performance of the International Index Fund.

--------------------------------------------------------------------------------
THE X.COM E-COMMERCE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The X.com e-Commerce Fund (the "e-Commerce Fund") seeks long-term growth of capital by investing in companies involved with electronic commerce.

PRINCIPAL STRATEGIES

Under normal conditions, the e-Commerce Fund invests at least 65% of its assets in securities of U.S. and foreign companies that the Subadviser considers to be well-positioned to benefit significantly from their involvement in electronic commerce ("e-commerce"). The Fund considers e-commerce companies to be those that engage in designing, developing, operating, financing, manufacturing or providing the following activities, products and services: internet access, equipment and service; electronic components and equipment; commerce infrastructure tools such as security and payment systems; computers; software tools and utilities; electronic communications; web presence/solution providers; local and wide area networking; publishing and information systems; and emerging technologies combining communications, commerce, media and/or computer systems.

The Subadviser's analysis of a potential investment will focus on valuing an e-commerce company when it believes the value exceeds the market price of the stock. In assessing a company's potential, the Subadviser may consider a number of factors, including technology, marketing, proprietary technological advantages and the company's ability to rapidly respond to changing technology and market conditions.

Current income from dividends or interest is not a consideration in selecting the Fund's investments. Unlike the other Funds offered in this prospectus, the e-Commerce Fund invests directly in stocks rather than investing in a Master Portfolio.

PRINCIPAL RISKS

MARKET RISK: The value of an investment in the e-Commerce Fund depends to a great extent upon changes in market conditions. Equity securities change in value more than fixed-income securities and the value of the equity securities held by the e-Commerce Fund will fluctuate as the market prices of those securities rise and fall. The value of your investment in the e-Commerce Fund will change daily based on many factors, including the volatility of the securities held by the e-Commerce Fund, national and international economic conditions, and general market conditions.

The value of these stocks may change value daily and dramatically and perform differently than the broader stock market. Your investment may not increase in value, and could decrease, while you are invested in the e-Commerce Fund, even if you are a long-term investor.

In addition, the e-Commerce Fund will need to maintain cash balances to pay redemptions and expenses, which may affect the overall performance of the e-Commerce Fund.

POSSIBLE LACK OF DIVERSIFICATION. The e-Commerce Fund is non-diversified, which means that the e-Commerce Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the e-Commerce Fund's total assets may be invested in the stocks of a single issuer or a limited number of issuers, shares of the e-Commerce Fund may be more sensitive to changes in market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the e-Commerce Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

INDUSTRY CONCENTRATION. To the extent the stocks held by the e-Commerce Fund are companies concentrated in the e-commerce sector and one or more industries or groups of industries, the e-Commerce Fund's investment will also be concentrated. Investments in a single sector of the stock market present greater risk and increased volatility. The value of the e-Commerce Fund's shares in the e-commerce sector may be especially sensitive to factors and risks that specifically affect the e-commerce sector and, as a result, the Fund's share price may fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of industry sectors.

The e-commerce sector has a large proportion of technology and telecommunications stocks and may be more volatile than other industries or groups of industries of the market. The e-commerce sector also could be subject to greater government regulation than other industry sectors and, therefore, changes in regulatory policies for the e-commerce sector may have a material effect on the value of stocks issued by companies in the e-commerce sector. Additionally, the e-commerce sector can be particularly affected by such specific risks as: aggressive product prices due to competitive pressure from numerous market entrants, short product cycles, rapid rate of change, and product obsolescence at a more frequent rate than other types of companies caused by rapid technological advances; and risks that new products will fail to meet expectations or even reach the marketplace, among others. In addition, such companies tend to be capital intensive and, as a result, may not be able to recover all capital investment costs.

Whenever e-commerce stocks perform worse than other types of investments, such as bonds, the e-Commerce Fund's performance also will fall behind those investments. Many stocks of companies of the e-commerce sector have risen in value based on anticipation of future earnings and company viability and currently are not profitable. If these future projections prove to be overly optimistic, shares of the corresponding companies may experience significant declines in market value.

SMALLER COMPANIES. Many of the companies in which the e-Commerce Fund invests can be characterized as small-cap or mid-cap companies. Investments in these companies are more risky than investments in stocks of larger companies. Smaller companies have less public information generally available; more-limited product lines; less liquidity; less frequent trading; and limited financial resources.

As a result, small-cap and mid-cap stocks--and therefore the e-Commerce Fund--may fluctuate significantly more in value than larger-cap stocks and mutual funds that focus on them.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts on this page show the annual returns of each Fund and how its performance has varied from year to year.* The average annual return tables compare each Fund's average annual return with the return of a corresponding index for one and five years and since inception. How the Funds have performed in the past does not necessarily indicate how the Funds will perform in the future.

CLASSIC S&P 500 FUND AND PROTECTED S&P 500 FUND

1994     1995     1996     1997     1998     1999
0.93%    37.30%   22.77%   33.22%   28.56%   19.53%

-----------------------------------------------------------------------------------------------
S&P 500 Fund Portfolio Average Annual Total Returns (as of December 31, 1999)
Classic Protected S&P Fund Average Annual Total Returns (as of December 31, 1999)
-----------------------------------------------------------------------------------------------
                                      One Year         Five Years        Since July 2, 1993
-----------------------------------------------------------------------------------------------
Classic S&P 500 Fund and
Protected S&P 500 Fund                 _____%            _____%                _____%
-----------------------------------------------------------------------------------------------
S&P 500 Index                          _____%            _____%                _____%
-----------------------------------------------------------------------------------------------









-------------------------
* The Funds did not offer shares to the public before March __, 2000. Each Fund providing performance information is using the annual returns of each corresponding Master Portfolio, which has not been adjusted to account for expenses payable at the Fund level. The annual returns for the Funds would have been lower than those shown above because they have higher expenses than their corresponding Portfolios. The Protected S&P 500 Fund would have had lower performance than the S&P 500 Index and the Classic S&P Fund because of its substantially higher expenses and the share of any increase in value that must be paid to [Big Bank].

SUPER U.S. INDEX FUND

1994     1995     1996     1997     1998
-3.61%   18.95%   2.28%    9.92%    9.49%

-----------------------------------------------------------------------------------------------
Super U.S. Index Fund Portfolio Average Annual Total Returns (as of December 31, 1999)

-----------------------------------------------------------------------------------------------
                                    One Year          Five Years        Since ............
-----------------------------------------------------------------------------------------------
Super U.S. Index Fund                ____%              ____%                   ____%
-----------------------------------------------------------------------------------------------
Wilshire 4500 Index                  ____%              ____%                   ____%
-----------------------------------------------------------------------------------------------


SMALL CAP INDEX FUND

1994     1995     1996     1997     1998
-3.61%   18.95%   2.28%    9.92%    9.49%

-----------------------------------------------------------------------------------------------
Small Cap Index Fund Portfolio Average Annual Total Returns (as of December 31, 1999)

-----------------------------------------------------------------------------------------------
                                    One Year          Five Years        Since ............
-----------------------------------------------------------------------------------------------
Small Cap Index Fund                ____%              ____%                    ____%
-----------------------------------------------------------------------------------------------
Russell 2000 Index                  ____%              ____%                    ____%
-----------------------------------------------------------------------------------------------

INTERNATIONAL INDEX FUND

1994     1995     1996     1997     1998
4.28%    6.01%    5.45%    5.68%    5.61%

-----------------------------------------------------------------------------------------------
International Index Fund Portfolio Average Annual Total Returns (as of December 31, 1999)

-----------------------------------------------------------------------------------------------
                                    One Year          Five Years        Since ............
-----------------------------------------------------------------------------------------------
International Index Fund            ____%              ____%                    ____%
-----------------------------------------------------------------------------------------------
EAFE-Registered Trademark- Index    ____%              ____%                    ____%
-----------------------------------------------------------------------------------------------

E-COMMERCE FUND

--------------------------------------------------------------------------------
This Fund commenced operations on March __, 2000. Performance results have not been provided because this Fund has not been in existence for a full calendar year and because the Fund does not invest in a Master Portfolio that could provide performance information instead.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES                 Classic S&P     Protected     Super U.S.      Small Cap     Int'l Index     e-Commerce
(FEES PAID DIRECTLY FROM YOUR     500 Fund     S&P 500 Fund    Index Fund     Index Fund        Fund           Fund
INVESTMENT)
Maximum Sales Charge (Load)         None           None           None           None           None           None
Imposed on Purchases

Maximum Deferred Sales Charge       None           None           None           None           None           None
(Load)

Maximum Sales Charge (Load)         None           None           None           None           None           None
Imposed in Reinvested
Dividends and other
Distributions

Redemption Fee                      None           None           None           None           None           None

Maximum Account Fee                 None           None           None           None           None           None

Special Protection Fee*             None           ___% of        None           None           None           None
                                                   gain

    *Each shareholder must pay to Big Bank, out of redemption proceeds, a Special Protection Fee equal to __% of the increase in net asset value of shares redeemed. This fee must be paid regardless of how long you held your shares.


ANNUAL FUND OPERATING            Classic S&P     Protected     Super U.S.      Small Cap     Int'l Index     e-Commerce
EXPENSES(1)                       500 Fund     S&P 500 Fund    Index Fund     Index Fund        Fund           Fund
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
Management Fees                     0.16%(2)       ___%(2)        0.40%(2)       0.40%          0.60%(2)       1.00%(2)

Distribution (12b-1) Fees           None           None           None           None           None           None

Other Expenses                      0.00%          0.00%          0.00%          0.00%          0.00%          0.00%

Total Annual Fund Operating         0.16%          ____%          0.40%          0.40%          0.60%          1.00%
Expenses

Fee Waiver and Expense              0.00%          ____%          0.00%          0.00%          0.00%          0.00%
Reimbursement(3)
NET OPERATING EXPENSES              0.16%          ____%          0.40%          0.40%          0.60%          1.00%

(1)   The cost reflects the expenses at both the Fund and the Portfolio levels.

(2) Management fees include a fee equal to 0.05%, 0.10%, 0.14% and 0.25% of the daily net assets payable at the Portfolio level to the investment adviser for the S&P 500 Portfolio, Wilshire 4500 Portfolio, Russell 2000 Portfolio and EAFE-Registered Trademark- Portfolio, respectively. Management fees also include a "unified" fee equal to 0.11%, ____, 0.30%, 0.26%,0.35% and 1.00% payable by the Classic S&P 500 Fund, Protected S&P 500 Fund, Super

      U.S. Index Fund, Small Cap Index Fund, International Index Fund and the e-Commerce Fund, respectively, to X.com Asset Management, Inc., the Funds' investment adviser (the "Adviser"). Under the investment advisory contract, the Adviser provides or arranges to be provided to the Funds administration, transfer agency, pricing, custodial, auditing, and legal services, and is responsible for payment of all of the operating expenses of each Fund except the Portfolio management fees, brokerage fees, taxes, interest and extraordinary expenses. The Adviser is also responsible for paying the fee of the Subadviser to the e-Commerce Fund.

(3) The fee waiver for each Fund is made pursuant to a written expense limitation and reimbursement agreement, which is in effect for an initial term of one year and will be renewed thereafter automatically for a one-year term on an annual basis. The agreement can be changed, terminated or not renewed by either party only by giving 90 days' prior notice.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that:

             -   you invest $10,000 in each Fund for the time periods indicated;
             -   your investment has a 5% return each year; and
             -   each Fund's operating expenses remain the same.
             -   you redeem your shares at the end of the relevant period

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         EXAMPLE                                              1 YEAR*                      3 YEARS*+
                                                              -------                      --------
         CLASSIC S&P 500 FUND                                  $____                        $____
         PROTECTED S&P 500 FUND                                $____**                      $____
         SUPER U.S INDEX FUND                                  $____                        $____
         SMALL CAP INDEX FUND                                  $____                        $____
         INTERNATIONAL INDEX FUND                              $____                        $____
         E-COMMERCE FUND                                       $____                        $____

         *   Reflects costs at both the Fund and Portfolio levels.
         **  INCLUDES THE SPECIAL PROTECTION FEE EQUAL TO 10% OF GAINS.

--------------------------------------------------------------------------------
         + X.com Asset Management, Inc. anticipates that the expense limitation and reimbursement agreement will be renewed for each of the second and third year of each Fund's operation. If the agreement is renewed, your actual cost will be as follows:
                    Classic S&P 500 Fund               $_____;
                    Protected S&P 500 Fund             $_____;
                    Super U.S. Index Fund              $_____;
                    Small Cap Index Fund               $_____;
                    International Index Fund           $_____;
                    e-Commerce Fund                    $_____;
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORE ABOUT THE FUNDS' INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

As with all mutual funds, there can be no assurance that the Funds will achieve their respective investment objectives. The investment strategies of the Funds are not fundamental and may be changed without approval of Fund shareholders. A Fund may withdraw its investment in a Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. If there is a change in the investment objective and strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

INDEX INVESTING: The assets of the Master Portfolios in which each Fund other than the e-Commerce Fund invests (collectively, the "Index Portfolios") are not actively managed. Instead, the manager of each Index Portfolio seeks to achieve returns corresponding to the targeted index by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of that index through computerized, quantitative techniques. The Index Portfolios cannot, as a practical matter, own all the securities that make up their respective market indexes in perfect correlation to the indexes. The Index Portfolios seek to track their respective market indexes during down markets as well as during up markets. Consequently, the returns of the Index Portfolios will be directly affected by the volatility of the securities making up their respective market indexes.

Each Index Portfolio may invest up to 10% of its total assets in high quality money market instruments to provide liquidity to meet redemption requests or to facilitate investment in the stocks in the targeted index.

Each Index Portfolio may use derivative instruments in order to: (i) simulate full investment in its corresponding index while retaining a cash balance for portfolio management purposes; (ii) facilitate trading; (iii) reduce transaction costs; or (iv) seek higher investment returns when such instruments are priced more attractively than the stocks in its corresponding index. Those derivatives include the purchase and sale of futures contracts and options on the targeted index.

INVESTMENT RISKS

An investment in the Funds is subject to investment risks, including the loss of the principal amount invested. The performance per share of the Funds and Portfolios will change daily based on many factors, including, but not limited to, the quality of the instruments held by each Fund or Portfolio and national and international economic conditions and general market conditions.

DERIVATIVES: Derivatives are financial instruments whose values are derived, at least in part, from prices of other securities or specified assets, indices, or rates. The use of derivative instruments is a highly specialized activity and there can be no guarantee that their use will increase the return of the Funds, or protect their assets from declining in value. The Funds' investments in derivative instruments can significantly increase their exposure to market risk or the credit risk of the counterparty. Derivative instruments can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instruments may not correlate perfectly with the Funds' corresponding indexes. In fact, the use of derivative instruments adversely impact the value of the Funds' assets, which may reduce the return you receive on your investment.

The Index Portfolios' use of derivative instruments may affect the Funds' ability to track their respective indexes less closely if the derivatives do not perform as expected, or if the derivative instruments are timed incorrectly or are executed under adverse market conditions.

SECURITIES LENDING: Each Portfolio in which the Funds invest may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the Funds' performance could be reduced.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER FOR THE FUNDS. Under an investment advisory agreement with the Funds, X.com Asset Management, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Funds. The Adviser is a wholly owned subsidiary of X.com and is located at 394 University Avenue, Palo Alto, CA 94301. The Adviser was formed in 1999 and therefore has limited prior experience as an investment adviser.

X.com is the direct parent company of the Adviser. X.com is dedicated to providing easy, low-cost financial services to on-line investors through its continuous emphasis on technology. Through the world wide web, X.com offers access to your X.com Funds account virtually anywhere, at any time.

Subject to general supervision of the X.com Funds' Board of Trustees and in accordance with the investment objective, policies and restrictions of each of the Funds, the Adviser provides the Funds with ongoing investment guidance, policy direction and monitoring of each of the Portfolios in which each Fund invests. The Adviser may in the future manage cash and money market instruments for cash flow purposes. The Adviser also provides or arranges for administration, transfer agency, custody, any subadviser and all other services necessary for the Funds to operate. For its advisory services, each Fund pays the Adviser an investment advisory fee at an annual rate, after fee waivers and expense reimbursements, equal to the following percentage of each Fund's average daily net assets:

                                                                                         After Fee Waiver and
              Fund                                   Contractual Rate                   Expense Reimbursement
              ----                                   ----------------                   ---------------------
                                              (expressed as a percentage of         (expressed as a percentage of
                                                average daily net assets)             average daily net assets)
    Classic S&P 500 Fund                                  0.11%                                 0.11%
    Protected S&P 500 Fund                                ____%                                 ____%*
    Super U.S. Index Fund                                 0.30%                                 0.30%*
    Small Cap Index Fund                                  0.24%                                 0.24%
    International Index Fund                              0.35%                                 0.35%*
    e-Commerce Fund                                       1.00%                                 1.00%

*THE ADVISER HAS ENTERED INTO A WRITTEN EXPENSE LIMITATION AND REIMBURSEMENT AGREEMENT WITH THE TRUST, UNDER WHICH IT HAS AGREED TO WAIVE A PERCENTAGE OF ITS ADVISORY FEE RECEIVED FROM THE FUNDS. THE EXPENSE LIMITATION AND REIMBURSEMENT AGREEMENT IS IN EFFECT FOR AN INITIAL TERM OF ONE YEAR AND WILL BE RENEWED THEREAFTER AUTOMATICALLY FOR ONE-YEAR TERMS ON AN ANNUAL BASIS. THE AGREEMENT CAN BE CHANGED, TERMINATED OR NOT RENEWED BY EITHER PARTY ONLY UPON PROVIDING 90 DAYS' PRIOR NOTICE.

Out of the fee received by the Adviser, the Adviser pays all expenses of managing and operating the Funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the advisory fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Adviser.

INVESTMENT ADVISER FOR THE PORTFOLIOS (OTHER THAN THE RUSSELL 2000 PORTFOLIO). Barclays Global Fund Advisors ("BGFA") is the investment adviser for each Portfolio. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of June 30, 1999, BGFA and its affiliates provided investment advisory services for over $687 billion of assets. BGFA receives a fee from each Portfolio at an annual rate equal to the following percentage of each Portfolio's average daily net assets:

                                                                                  Percentage of
          Portfolio                                                          Average Daily Net Assets
          ---------                                                          ------------------------
S&P 500 Portfolio                                                                     0.05%
Wilshire 4500 Portfolio                                                               0.10%
EAFE-Registered Trademark- Portfolio                                                  0.25%

Each Fund bears a pro rata portion of the investment advisory fees paid by its corresponding Portfolio, as well as certain other fees paid by each Portfolio, such as accounting, legal, and Securities and Exchange Commission ("SEC") registration fees.

INVESTMENT ADVISER FOR THE RUSSELL 2000 PORTFOLIO.
[Adviser and fees.]

SUBADVISER FOR THE E-COMMERCE FUND. The Adviser has hired ________________ (the "Subadviser") to manage the portfolio of the e-Commerce Fund. The Subadvisory Agreement between the Adviser and Subadviser provides that the Subadviser is paid [monthly] [quarterly] at an annual rate of _____% on the average daily net assets of the e-Commerce Fund.

[More information about the Subadviser.] [Exemptive order for substitution?]

The Funds' Statement of Additional Information contains detailed information about the Funds' investment adviser, administrator, and other service providers.

--------------------------------------------------------------------------------
THE FUNDS' STRUCTURE
--------------------------------------------------------------------------------

Each Fund is a separate series of X.com Funds. The Funds other than the e-Commerce Fund (the "Feeder Funds") seek to achieve their investment objectives by investing all of each Feeder Fund's assets in the corresponding Portfolio. The Portfolios are each a series of MIP or _______, separate open-end investment companies with the same investment objective as the corresponding Feeder Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the "feeder" fund) invests all of its assets in a second fund (the "master fund"). In addition to selling its shares to the Feeder Fund, each corresponding Portfolio has sold and is expected to continue to sell its shares to certain other mutual funds or other accredited investors. The expenses paid by these mutual funds and accredited investors may differ from the expenses paid by a Feeder Fund; consequently, the returns received by shareholders of other mutual funds or other accredited investors may differ from those received by shareholders of the Feeder Fund.

The X.com Funds' Board of Trustees (the "Board") believes that, as other investors invest their assets in the Portfolios, certain economic efficiencies may be realized with respect to each Portfolio. For example, fixed expenses that otherwise would have been borne solely by a Feeder Fund (and the other existing interest-holders in its corresponding Portfolio) would be spread across a larger asset base as more funds or other accredited investors invest in the particular Portfolio. However, if a mutual fund or other investor withdraws its investment from a Portfolio, the economic efficiencies (E.G., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in a Portfolio may not be fully achieved or maintained.

Each Feeder Fund may be asked to vote on matters concerning the Portfolio. Except as permitted by the SEC, whenever a Feeder Fund is requested to vote on a matter pertaining to a Portfolio, that Feeder Fund will hold a meeting of its shareholders, and, at the meeting of investors in the Portfolio, will cast all of its votes in the same proportion as the votes of the Feeder Fund's shareholders.

Each Feeder Fund may withdraw its investments in its corresponding Portfolio if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Feeder Fund in another pooled investment entity having the same investment objective as the Feeder Fund, direct management of the Feeder Fund or other pooled investment entity by the Adviser or the hiring of a sub-adviser to manage the Feeder Fund's assets.

Investment of the Feeder Funds' assets in the Portfolios is not a fundamental policy of the Funds and a shareholder vote is not required for a Feeder Fund to withdraw its investment from a Portfolio.

SIMILARLY, THE E-COMMERCE FUND MAY, WITHOUT A SHAREHOLDER VOTE, TERMINATE THE SUBADVISER AND [HIRE A NEW SUBADVISER OR] INVEST ITS ASSETS IN A MASTER FUND OR PORTFOLIO WITH A SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVE. SHAREHOLDERS WOULD BE NOTIFIED OF ANY SUCH CHANGE.

--------------------------------------------------------------------------------
PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds are true no-load funds, which means you may buy or sell shares directly at the net asset value ("NAV") determined after a Fund receives your request in proper form. A request is received in proper form if it is placed electronically through the X.com website and specifies the number of shares or dollar amount of shares to be purchased or redeemed. If a Fund receives such request before the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on the days on which the NYSE is closed for trading.

Each Feeder Fund's investment in its corresponding Portfolio is valued based on the Feeder Fund's ownership interest in the net assets of the Master Portfolio. A Fund's NAV per share is calculated by taking the value of each Fund's net assets and dividing by the number of shares outstanding. Unlike the Feeder Funds, the e-Commerce Fund directly holds stocks that must be valued daily. We base the value of the e-Commerce Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. In the absence of a market pricing, the Adviser, subject to the supervision of the Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value." That value may be higher or lower than the security's closing price in its relevant market. Expenses are accrued daily and applied when determining each Fund's NAV. The NAV for each Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open. Each Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern Time or if an emergency exists. The NYSE is closed on national holidays and on Good Friday.

Each Portfolio calculates its NAV on the same day and at the same time as its corresponding Fund. Each Portfolio's investments are valued each day the NYSE is open for business. Each Portfolio's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board of Directors of MIP. Bonds and notes with remaining maturities of 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES OF THE X.COM FUNDS
--------------------------------------------------------------------------------

The Funds are available only to on-line investors that have established a customer relationship with X.com and opened an account with the Bank, which is under contract to provide X.com customers with various banking and financial services.

ON-LINE INVESTOR REQUIREMENTS

The Funds are designed and built specifically for on-line investors. Each Fund requires its shareholders to consent to receive all shareholder information about the Fund electronically. Shareholder information includes, but is not limited to, prospectuses, financial reports, confirmations, proxy solicitations, and financial statements. Shareholders may also receive other correspondence from X.com Funds or the Bank through their e-mail account. By purchasing shares of the Fund, you certify that you have access to the Internet and a current e-mail account, and you acknowledge that you have the sole responsibility for providing a correct and operational e-mail address. You may incur costs for on-line access to shareholder documents and maintaining an e-mail account.

If you rescind your consent to receive shareholder information electronically, fail to maintain an e-mail account, or close your account, the Funds may, to the extent permitted by the federal securities laws, redeem your position in the Funds and, in any event, will prohibit additional investments in the Funds, including the reinvestment of dividends.* Prior to revoking your consent, you will be reminded of the Fund's involuntary redemption policy. If the Funds involuntarily redeem your shares, you may experience adverse tax consequences. If your shares are involuntarily redeemed, you will receive paper copies of all shareholder information until all of your shares have been redeemed and the proceeds have been credited to your account, or you have otherwise received the redemption proceeds. The Fund reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor.

ACCOUNT REQUIREMENTS

To register as a customer of X.com and open an account with the Bank, you must complete and submit an X.com Account Application (the "Application"). The Application is available on the X.com website at WWW.X.COM. While you may submit the Application electronically, you must also complete, sign and deliver a signature card. The signature card will be sent to your address of record and must be returned promptly per the enclosed instructions.

FOR MORE DETAILED INFORMATION ON HOW TO OPEN AN ACCOUNT WITH THE BANK, VISIT THE X.COM WEBSITE (WWW.X.COM).

Once you open your account, you will be subject to general account requirements as described in the Application, and will have access to all the electronic financial services made available over the Internet by X.com, including the opportunity to invest in X.com Funds.

PLACING AN ORDER

You can begin purchasing shares of the Funds as soon as you open and fund your account. Because a Fund's net asset value changes daily, your purchase price will be the next NAV determined after a Fund receives and accepts your purchase order.


-------------------------
* The SEC has informally indicated its view that the Funds may not involuntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. However, should the SEC's position on this issue change, the Funds intend to involuntarily redeem your shares under such circumstances.

You can place orders to purchase or redeem Fund shares by accessing the X.com website at WWW.X.COM. At the time you log-on to the website, you will be prompted to enter your personal identification password so that we can be sure each transaction is secure. By clicking on the appropriate mutual fund order buttons, you can quickly and easily place an order to purchase or redeem shares in a Fund. When you purchase shares in a Fund, you will be asked: (1) to confirm your consent to receive all Fund documentation electronically; and (2) to affirm that you have read the prospectus. The prospectus is readily available for viewing and printing on the X.com website. IF YOU DO NOT CONSENT TO RECEIVE ALL FUND DOCUMENTATION ELECTRONICALLY YOU WILL NOT BE ABLE TO PURCHASE SHARES OF THE FUND. To complete a purchase transaction, you must transfer sufficient funds from your Bank account to your mutual fund account. Notice of trade confirmations will be sent electronically to the e-mail address you provided when you opened your account.

MINIMUM INVESTMENT REQUIREMENTS

For your initial investment in a Fund                         $1

To buy additional shares of a Fund                            $1

Continuing minimum investment                                 $1


After your account is established you may use any of the methods described below to buy or sell shares. You can only sell shares of the Funds that you own; that means you cannot "short" shares of the Fund.

ACCESSING ACCOUNT INFORMATION

For information on how to access account information and/or applications electronically, please refer to the online assistant at WWW.X.COM available 24 hours a day.

REDEMPTIONS

You can access the money you have invested in a Fund at any time by selling some or all of your shares back to the Fund. As soon as a Fund receives your redemption request, your shares will be redeemed and the proceeds will be credited to your account with the Bank. This usually occurs the business day following the transaction. All redemption proceeds will be credited to your Bank account.

REDEMPTION DELAYS. You will have to wait to receive payment on redeemed shares until the funds you used to buy the shares have cleared (E.G., if you opened your Bank account with a check, until your check has cleared). The delay may take up to fifteen (15) days from the date of purchase.

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

REDEMPTION FEE. The Funds do not impose a redemption fee. The Index Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, in the future the Index Funds may assess a 2.0% fee on redemptions of shares held for less than 90 days.

SPECIAL PROTECTION FEE FOR THE PROTECTED S&P 500 FUND

Each shareholder must pay to Big Bank, out of redemption proceeds, 10% of all increase in net asset value of shares redeemed. This fee must be paid regardless of how long you held your shares.

AMENDING YOUR APPLICATION

For your protection, you will be required to submit an amended Application if you desire to change certain information provided on your initial Application. The amended Application is designed to protect you and the Funds against fraudulent transactions by unauthorized persons. Specifically, the Funds will require you to amend your Application in the following instances:

      1. If you transfer the ownership of your account to another individual or organization.

      2. If you add or change your name or add or remove an owner on your account.

      3. If you add or change the beneficiary on your transfer-on-death account.

CLOSING YOUR ACCOUNT

If you close your account with the Bank, the Fund may, to the extent permitted by the federal securities laws, redeem all of your shares in your Fund account.

--------------------------------------------------------------------------------
DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds intend to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Funds may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the reinvestment date. If you revoke your consent to receive shareholder information electronically, fail to maintain an e-mail account, or close your account, you will not be permitted to reinvest your dividends in additional Fund shares.

--------------------------------------------------------------------------------
TAX CONSEQUENCES
--------------------------------------------------------------------------------

The following information is meant as a general summary for U.S. taxpayers. Please see the Funds' Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Funds.

Each Fund generally will not be required to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

Each Fund will distribute substantially all of its income and gains to its shareholders every year. If a Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from a Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If a Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not be required to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sold them for, and how long you held them.

Each Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

[Outside back cover page.]

The Statement of Additional Information for the Funds ("SAI"), contains further information about each Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

Additional information including the SAI and the most recent annual and semi-annual reports (when available), may be obtained without charge at our website (WWW.X.COM). Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Funds are also available on the SEC's website (http://www.sec.gov) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or by electronic request at the following e-mail address: publicinfo@sec.gov.

X.COM CORP.
394 UNIVERSITY AVENUE
PALO ALTO, CA 94301
TOLL-FREE: (888) 447-8999
HTTP://WWW.X.COM



INVESTMENT COMPANY ACT FILE NO.: 811-09381

                                     PART B

                COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR


                             X.COM CLASSIC S&P FUND
                            X.COM PROTECTED S&P FUND
                           X.COM SUPER U.S. INDEX FUND
                           X.COM SMALL CAP INDEX FUND
                         X.COM INTERNATIONAL INDEX FUND
                              X.COM e-COMMERCE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   X.COM FUNDS

                           X.COM CLASSIC S&P 500 FUND
                            X.COM PROTECTED S&P 500 FUND
                           X.COM SUPER U.S. INDEX FUND
                           X.COM SMALL CAP INDEX FUND
                         X.COM INTERNATIONAL INDEX FUND
                              X.COM E-COMMERCE FUND

                                 MARCH __, 2000

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the X.com Classic S&P 500 Fund (the "Classic S&P 500 Fund"), the X.com Protected S&P 500 Fund (the
"Protected S&P 500 Fund"), X.com Super U.S. Index Fund (the "Super U.S. Index Fund"), X.com Small Cap Index Fund (the "Small Cap Index Fund"), and X.com International Index Fund (the "International Index Fund") (collectively, with the "Index Funds"), and the X.com e-Commerce Fund (the "e-Commerce Fund" (collectively, with the Index Funds, the "Funds") dated March, 2000 (as amended from time to time).

To obtain a copy of the Funds' Prospectus and the Funds' most recent shareholders' report (when issued) free of charge, please access our Website online (WWW.X.COM) via e-mail. The Funds are for on-line investors that are customers of First Western National Bank, which X.com Corporation ("X.com") has agreed to acquire subject to regulatory and shareholder approval and with which X.com has contracted to provide various financial services for its customers (the "Bank"). Only investors who are customers of the Bank and who consent to receive all information about the Funds electronically may invest in any of the Funds.

                                TABLE OF CONTENTS
                                                                           PAGE


HISTORY OF THE FUNDS..........................................................1

THE FUNDS.....................................................................1

INVESTMENT STRATEGIES AND RISKS...............................................1

FUND POLICIES................................................................10

TRUSTEES AND OFFICERS........................................................15

INVESTMENT MANAGEMENT........................................................17

SERVICE PROVIDERS............................................................21

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION...............................22

ORGANIZATION, DIVIDEND AND VOTING RIGHTS.....................................26

SHAREHOLDER INFORMATION......................................................27

TAXATION.....................................................................30

MASTER PORTFOLIO ORGANIZATION................................................33

PERFORMANCE INFORMATION......................................................35

FINANCIAL STATEMENTS.........................................................39

APPENDIX.....................................................................40

HISTORY OF THE FUNDS

Each of the Funds is a diversified series of X.com Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on June 7, 1999.

THE FUNDS

Each of the Funds is classified as a diversified open-end, management investment company.

MASTER PORTFOLIOS. MIP and __________ are each an open-end management investment company organized as a Delaware business trust. The policy of each Index Fund to invest all of its assets in a Master Portfolio is not a fundamental policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from the Portfolio in which it invests.

The investment objective of each Fund is fundamental and, therefore, cannot be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of that Fund's outstanding voting interests.

INVESTMENT STRATEGIES AND RISKS

Since each Fund other than the e-Commerce Fund invests all its assets in its corresponding Master Portfolio, the investment characteristics and investment risks of a Fund correspond to those of the Master Portfolio in which the Fund invests. The following supplements the discussion in the Prospectus of the principal investment strategies, policies and risks that pertain to the Portfolios and, accordingly, to the Funds that invest in the Portfolios. In addition to discussing the principal risks of investing in the Portfolios and the Funds, this section also describes the non-principal risks of such investments. These investment strategies and policies may be changed without shareholder approval unless otherwise noted and apply to all of the Portfolios unless otherwise noted.

FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Portfolios may use futures as a substitute for a comparable market position in the underlying securities.

A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

Upon exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the relevant Portfolio.

Although the Portfolios intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting these Portfolios to substantial losses. If it is not possible, or if a Portfolio determines not to close a futures position in anticipation of adverse price movements, the Portfolio will be required to make daily cash payments on variation margin.

The Portfolios may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Portfolios intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The Portfolios' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, these Portfolio may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of these Portfolios' assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Portfolios may be required to designate cash or liquid securities in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

FUTURE DEVELOPMENTS. The Portfolios may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the respective Portfolio's investment objective and legally permissible for that Portfolio. Before entering into such transactions or making any such investment, the Index Funds will provide appropriate disclosure in their prospectus.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Portfolios will generally purchase securities with the intention of acquiring them, the Portfolios may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Portfolio's investment advisor.

When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period before the securities are paid for and delivered on the settlement date. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Securities purchased on a when-issued or forward commitment basis may expose the Portfolios to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. None of the Portfolios currently intend on investing more than 5% of its assets in when-issued securities during the coming year. Each of the Portfolios will designate cash or liquid securities in an amount at least equal in value to that Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, that Portfolio will designate additional liquid assets on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

BANK OBLIGATIONS. The Portfolios may invest in bank obligations, including certificates of deposit, time deposits, banker's acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolios will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Banker's acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by an U.S. Government agency or instrumentality.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Portfolios may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Portfolios monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Portfolios also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Portfolios will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by a Portfolio, an issuer of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The investment adviser to the Portfolios will consider such an event in determining whether a Portfolio should continue to hold the obligation. To the extent a Portfolio continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolios will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

REPURCHASE AGREEMENTS. All of the Portfolios may enter into a repurchase agreement wherein the seller of a security to a Portfolio agrees to repurchase that security from the Portfolio at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. Each of the Portfolios may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the respective Portfolio, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Portfolios may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Portfolio's custodian has custody of, and holds in segregated accounts, securities acquired as collateral by each of the Portfolios under a repurchase agreement. Repurchase agreements are considered loans by the Portfolios. All repurchase transactions must be 100% collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolios limit investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Portfolio's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

FLOATING- AND VARIABLE- RATE OBLIGATIONS. All of the Portfolios may purchase floating-rate and variable-rate obligations as described in the Prospectus. The Portfolios may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. The Portfolios may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower.

Floating- and variable-rate instruments are subject to interest-rate risk and credit risk. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of day's notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known leading rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolios may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which that Portfolio may invest. BGFA, on behalf of the Portfolios, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Portfolios' portfolio. None of the Portfolios will invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

LOANS OF PORTFOLIO SECURITIES. The Portfolios may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on their portfolios. The value of the loaned securities may not exceed one-third of the respective Portfolio's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Neither of these Portfolios will enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Portfolios may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Portfolio may receive as collateral will not become part of the Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

INVESTMENT COMPANY SECURITIES. The Portfolios may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Portfolio invests. Under the 1940 Act, a Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of that Portfolio's net assets with respect to any one investment company and (iii) 10% of that Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. These Portfolios may also purchase shares of exchange-listed closed-end funds.

ILLIQUID SECURITIES. To the extent that such investments are consistent with its respective investment objective, the Portfolios may invest up to 15% of the value of their respective net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which that Portfolio cannot exercise a demand feature on not more than seven day's notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

FOREIGN SECURITIES. The EAFE-Registered Trademark- Portfolio emphasizes the stocks of foreign issuers. In addition, the stocks of some foreign issuers may be included in the other Portfolios, as well as American Depositary Receipts and similar instruments, which may subject the Portfolios to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. These risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the securities of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. Stock Exchange, that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR.

OBLIGATIONS OF FOREIGN GOVERNMENTS, BANKS AND CORPORATIONS. The Portfolios may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by their investment advisor to be of comparable quality to the other obligations in which these Portfolios may invest. To the extent that such investments are consistent with its investment objective, each of the Portfolios may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of these Portfolios' assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Each Portfolio may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

U.S. GOVERNMENT OBLIGATIONS. The Portfolios may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligation of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS. The Portfolios may purchase instruments that are not rated if, in the opinion of their investment advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Portfolios. After purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio provided that when a security ceases to be rated, the Board of Trustees for that Portfolio determines that such security presents minimal credit risks and provided further that, when a security is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board of Trustees finds that the sale of such security would not be in that Portfolio's best interests. In no event will such securities exceed 5% of any Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolios will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

Because the Portfolios are not required to sell downgraded securities, the Portfolios could hold up to 5% of each of their net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Portfolio's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of a Portfolio to achieve its investment objective may, to the extent such Portfolio holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if that Portfolio held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, a Portfolio may incur additional expenses to seek recovery.

FUND POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following are the Funds' fundamental investment restrictions which, along with the Funds' investment objectives, cannot be changed without shareholder approval which would require a vote of a majority of the outstanding shares of the applicable Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund's assets (I.E., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, each of the Funds may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation (does not apply to the e-Commerce Fund);

2. with respect to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer (does not apply to the e-Commerce Fund);

3.   issue senior securities, except as permitted under the 1940 Act;

4. borrow money, except to the extent permitted under the 1940 Act, provided that each Fund may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

5. act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the disposition of portfolio securities;

6. purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, provided, however, that (i) this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements thereto), and (ii) the Funds will concentrate in obligations to the same degree that their respective Indexes concentrate in those obligations during the same period (does not apply to the e-Commerce
Fund);

7. purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

8. invest in commodities. This restriction shall not prohibit the Funds, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

9. lend any funds or other assets, except that the Funds may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Funds.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following are the Funds' non-fundamental operating restrictions, which may be changed by the Funds' Board of Trustees without shareholder approval.

1. The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Fund's net assets with respect to any one investment company; and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in additions to those charged by the Fund.

2. Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties an that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Each Fund may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

PORTFOLIO POLICIES

THE PORTFOLIOS:  FUNDAMENTAL INVESTMENT RESTRICTIONS

The Portfolios are subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of these Portfolio's outstanding voting securities. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Each Portfolio may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;

2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of each Portfolio's total assets;

3. invest in commodities, except that each Portfolio may purchase and sell (I.E., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate;

5. borrow money, except to the extent permitted under the 1940 Act, provided that the Portfolio may borrow from banks up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, a Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by such Portfolio;

6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Portfolios' Board of Trustees;

7. act as an underwriter of securities of other issuers, except to the extent that the Portfolio may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities;

8. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries, except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) any industry in which the corresponding Portfolio Index becomes concentrated to the same degree during the same period;

9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in such Portfolio's Fundamental Investment Restrictions Nos. 3 and 5 may be deemed to give rise to a senior security; and

10. purchase securities on margin, but each Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

THE PORTFOLIOS:  NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Portfolios are subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of these Portfolios without the approval of the holders of such Portfolio's outstanding securities.

1. The Portfolios may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Portfolio's net assets with respect to any one investment company; and (iii) 10% of such Portfolio's net assets in the aggregate. Other investment companies in which the Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in additions to those charged by the Portfolio.

2. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties an that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Each Portfolio may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of a Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year.

TRUSTEES AND OFFICERS

The Trust's Board of Trustees has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware law and the stated policies of the Funds. The Board of Trustees elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Funds, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):


----------------------------------------------------------------------------------------------------------------
Name, Address, and Age         Position(s) Held with the Fund     Principal Occupation(s) During the Past 5
                                                                  Years

----------------------------------------------------------------------------------------------------------------
Nicole E. Faucher              Trustee                            President, Nicole E Faucher & Associates
                                                                  (Internet company) (1998-present); formerly,
                                                                  President, R.V. Kohn's & Associates
                                                                  (investment consulting) (1996-98); Managing
                                                                  Director, Western Region, SEI Capital
                                                                  Resources (investment consulting) (1993-96)

Kevin T. Hamilton              Trustee                            Principal and Portfolio Manager, Messner &
                                                                  Smith Investment Management Limited
                                                                  (1998-present); formerly, Executive Vice
                                                                  President, Montgomery Asset Management, LLC
                                                                  (1991-98).

Elon R. Musk*                  Trustee,                           Director, President, and Treasurer, X.com
                               Chairman of the Board of Trustees  Asset Management, Inc. (1999-present);
                                                                  Chairman and Chief Executive Officer, X.com
                                                                  (1999-present); Executive Vice President and
                                                                  Principal Founder, Zip2 Corp. (1995-99);
                                                                  Teaching Assistant, Business Education,
                                                                  Wharton School of Business, University of
                                                                  Pennsylvania (1994-95)


                                       15

Gregory N. River               Trustee                            Founder, Owner, and President, Paladin
                                                                  Consulting Company (1996-present);
                                                                  Consultant (investment services),
                                                                  Self-Employed (1994-96).

John T. Story*                 Trustee; President                 Executive Vice President, X.com,
                                                                  (1999-present); President, John T. Story &
                                                                  Associates (mutual fund consulting)
                                                                  (1998-99); Executive Vice President,
                                                                  Montgomery Asset Management (1994-1998).


*Each of Mr. Musk and Mr. Story is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Fund.

The Trust pays each non-affiliated Trustee a quarterly fee of $500 per Board meeting for the Funds. In addition, the Trust reimburses each of the non-affiliated Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation for the current fiscal year:

ESTIMATED COMPENSATION TABLE

--------------------------------------------------------------------------------------------
                                                                 Total Compensation From
   Name of Person, Position      Aggregate Compensation from   Funds and Trust Expected to
                                          the Funds              be Paid to Trustees (1)

--------------------------------------------------------------------------------------------
Nicole E. Faucher                           $2,000                        $2,000

Kevin T. Hamilton                           $2,000                        $2,000

Gregory N. River                            $2,000                        $2,000


         No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Funds' expenses.

------------

(1) This amount represents the estimated aggregate amount of compensation paid to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 1999.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A shareholder that owns 25% or more of any Funds' voting securities is in control of that Fund on matters submitted to a vote of shareholders. Upon commencement of operations and shortly after, X.com Asset Management, Inc., the Funds' investment adviser, will own 100% of the Funds' outstanding shares. There are no other shareholders holding 25% or more.

INVESTMENT MANAGEMENT

INVESTMENT ADVISERS. Under an Investment Advisory Agreement ("Investment Advisory Agreement") with the Trust, X.com Asset Management, Inc. ("Investment Adviser") provides investment advisory services to the Funds. The Investment Adviser is a wholly owned subsidiary of X.com Corporation, a Delaware corporation.

Subject to general supervision of the Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of each of the Funds, the Investment Adviser provides the Funds with ongoing investment guidance, policy direction and monitoring of each of the Portfolios. The Investment Adviser may in the future manage cash and money market instruments for cash flow purposes. The Investment Adviser also provides or arranges for administration, transfer agency, custody and all other services necessary for the Funds to operate. The Investment Adviser has only limited experience managing mutual funds beginning in November 1999.

Each Fund pays the Investment Adviser an investment advisory fee at the rate specified in the table below. In addition, the Investment Adviser has entered into an expense limitation and reimbursement agreement with the Trust, under which the Investment Adviser will waive all investment advisory fees payable to it by each Fund over the limits shown in the table below:

                                                  Investment Advisory      Contractual Expense
Fund                                                      Fee                   Limitation
----                                                      ---                   ----------
Classic S&P Fund                                         0.11%                          0.16%

Protected S&P Fund                                           %                              %

Super U.S. Index Fund                                    0.30%                          0.40%

Small Cap Index Fund                                     0.26%                          0.40%

International Index Fund                                 0.35%                          0.60%

e-Commerce Fund                                          1.00%                          1.00%



THE PORTFOLIOS' INVESTMENT ADVISER. The Portfolios' (other than the Russell 2000 Portfolio) investment adviser is Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided assets management, administration and advisory services for over 25 years. As of December 31, 1999, BGFA and its affiliates provided investment advisory services for over $____ billion of assets. Barclays Bank PLC has been involved in banking in the United Kingdom for over 300 years. Pursuant to an Investment Advisory Contract dated January 1, 1996 (the "Advisory Contract") with the Portfolios, BGFA provides investment guidance and policy direction in connection with the management of the Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Portfolio's Board of Trustees periodic reports on the investment strategy and performance of the Portfolios. BGFA receives fees from the S&P 500 Portfolio, the Wilshire 4500 Portfolio and the EAFE -Registered Trademark- Portfolio at an annual rate equal to 0.05%, 0.10% and 0.25%, respectively, of the Portfolio's average daily net assets. This advisory fee is an expense of each Portfolio borne proportionately by its interestholders, including each of the respective Funds.

BGFA has agreed to provide to each Portfolio, among other things, research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of each Portfolio's investment portfolio.

The Advisory Contract will continue in effect for each Portfolio provided the continuance is approved annually (i) by the holders of a majority of the applicable Portfolio's outstanding voting securities or by the applicable Portfolio's Board of Trustees and (ii) by a majority of the Trustees of the applicable Portfolio who are not parties to the Advisory Contract or affiliated with any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by a Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

THE SMALL CAP PORTFOLIOS' INVESTMENT ADVISER.

The Russell 2000 Portfolio's investment adviser is __________ ("__________"). [Background.] As of December 31, 1999, __________ provided investment advisory services for over $___ billion of assets.

Pursuant to an Investment Advisory Contract dated __________, 19__ (the "Advisory Contract") with the Russell 2000 Portfolio, _______ provides investment guidance and policy direction in connection with the management of the Portfolio's assets. Pursuant to the Advisory Contract, _______ furnishes to the Portfolio's Board of Trustees periodic reports on the investment strategy and performance of the Portfolio. _______ receives fees from the Russell 2000 Portfolio at an annual rate equal to ____% of the Portfolio's average daily net assets. This advisory fee is an expense of the Portfolio borne proportionately by its interestholders, including the Small Cap Index Fund.

_______ has agreed to provide to the Russell 20000 Portfolio, among other things, research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Portfolio's investment portfolio.

The Advisory Contract will continue in effect for the Portfolio provided the continuance is approved annually (i) by the holders of a majority of the Portfolio's outstanding voting securities or by the Portfolio's Board of Trustees and (ii) by a majority of the Trustees of the Portfolio who are not parties to the Advisory Contract or affiliated of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Asset allocation and modeling strategies are employed by _______ for other investment companies and accounts advised or sub-advised by _______. If these strategies indicate particular securities should be purchased or sold at the same time by the Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by _______. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

THE e-COMMERCE FUND'S SUBADVISER. The Investment Adviser's Investment Advisory Agreement authorizes the Investment Adviser, at its option and at its sole expense, to appoint a subadviser, which may assume all or a portion of the responsibilities and obligations of the Investment Adviser pursuant to the Investment Advisory Agreement as shall be delegated to the subadviser. Any appointment of a subadviser and assumption of responsibilities and obligations of the Investment Adviser by such subadviser is subject to approval by the Board of Trustees and, as required by law, the shareholders of the affected Fund.

Pursuant to this authority, the Investment Adviser has retained a subadviser only for the e-Commerce Fund, __________ (the "Subadviser").

The current Subadvisory Agreement between the Investment Adviser and the Subadviser (the "Subadvisory Agreement") provides that the Subadviser agrees to manage the investment of the Fund's assets, subject to the applicable provisions of the Trust's Trust Instrument, Bylaws and current registration statement (including, but not limited to, the investment objective, policies, and restrictions delineated in the Fund's current Prospectus and Statement of Additional Information), as interpreted from time to time by the Board of Trustees.

For its services under the Subadvisory Agreement, the Investment Adviser (not the Fund) has agreed to pay the Subadviser an annual fee equal to the percentages set forth below of the value of the Fund's average net assets allocated to the Subadviser, payable monthly:

e-Commerce Fund                                   ___% on the first $___ million
                                                  ___% on the next $___ million
                                                  ___% on the next $___ million
                                                  ___% on the remaining balance

The Subadvisory Agreement for the Fund continues in effect from year to year only as long as such continuance is specifically approved at least annually by
(i) the Board of Trust of the Trust or by the vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the Trustees or the Trust who are not parties to the Subadvisory Agreement or interested persons of the Investment Adviser or the Subadviser or the Trust. The Subadvisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting shares of the Fund, or by the Subadviser or the Investment Adviser, upon 30 days' written notice to the other party. Additionally, the Subadvisory Agreement automatically terminates if it is assigned.

SERVICE PROVIDERS

ADMINISTRATOR OF THE FUND. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02111, serves as the Funds' administrator. As the Funds' administrator, IBT provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Funds, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. IBT also furnishes office space and certain facilities required for conducting the business of the Fund. The Investment Adviser pays IBT for all administrative services provided to the Funds.

ADMINISTRATOR OF THE PORTFOLIOS. Stephens, Inc. ("Stephens"), and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Portfolios (other than the Russell 2000 Portfolio). Under the Co-Administration Agreement between Stephens, BGI and the Portfolios, Stephens and BGI provide as administrative services, among other things: (i) general supervision of the operation of the Portfolios, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Portfolios; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Portfolio's officers and Board of Trustees. Stephens also furnishes office space and certain facilities required for conducting the business of the Portfolios together with those ordinary clerical and bookkeeping services that are not furnished by BGFA. Stephens also pays the compensation of the Portfolio's Trustees, officers and employees who are affiliated with Stephens. Furthermore, except as provided in the advisory contract, Stephens and BGI bear substantially all costs of the Portfolios and the Portfolio's operations. However, Stephens and BGI are not required to bear any cost or expense which a majority of the non-affiliated Trustees of the Portfolios deem to be an extraordinary expense.

CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT. IBT also serves as custodian of the assets of the Funds and the Portfolios. As a result, IBT has custody of all securities and cash of the Funds and the Portfolios, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Funds and the Portfolios. The custodian has no responsibility for any of the investment policies or decisions of the Funds and the Portfolios. IBT also acts as the Funds' Accounting Services Agent. The Investment Adviser pays IBT for all custodial services provided to the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. X.com Asset Management, Inc., 394 University Avenue, Palo Alto, California 94301, acts as transfer agent and dividend disbursing agent for the Funds.

FUND SHAREHOLDER SERVICING AGENT. Under a Shareholder Servicing Agreement, the Bank acts as shareholder servicing agent for the Fund. As shareholder servicing agent, the Bank provides personal services to the Funds' shareholders and maintains the Funds' shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Funds' shares may be effected, and certain other matters pertaining to the Funds; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses;
(iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; (iv) transmitting shareholder's purchase and redemption orders to the Funds' transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Funds' shares; (viii) provide certain printing and mailing services, such as printing and mailing of shareholder account statements, checks, and tax forms; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

INDEPENDENT AUDITORS. _______________, 99 High Street, Boston, Massachusetts, 02110, acts as independent auditors for the Fund.

LEGAL COUNSEL. Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104, acts as legal counsel for the Trust and the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

FOR THE MASTER PORTFOLIOS. The Portfolios have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Portfolios' Board of Trustees, BGFA and _______ as investment advisers to the Portfolios (for the relevant Portfolios, the "Master Advisers"), are responsible for the Portfolios' investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Portfolios to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While the Master Advisers generally seek reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Portfolios may be combined with those of other accounts that the Master Advisers manage, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When a Master Adviser determines that a particular security should be bought or sold for a Portfolio and other accounts managed by that Master Adviser undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Portfolios such as the Master Advisers and their affiliates are prohibited from dealing with the Portfolios as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Portfolios, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Portfolio's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of a Master Adviser. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Portfolios, a Master Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Master Adviser seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While a Master Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, a Master Adviser seeks to obtain the best overall terms available for the Portfolios. In assessing the best overall terms available for any transaction, a Master Adviser considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Portfolio's Board of Trustees.

Certain of the brokers or dealers with whom the Portfolios may transact business offer commission rebates to the Portfolios. A Master Adviser considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by a Master Adviser based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

FOR THE e-COMMERCE FUND. In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. The Investment Adviser/Subadviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the instructions of, and review by, the Funds and its Board. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Investment Adviser/Subadviser or the Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Investment Adviser/Subadviser will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Fund, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

While the Fund's general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Fund or to the Investment Adviser/Subadviser, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by the Investment Adviser/Subadviser in advising other clients. The Investment Adviser/Subadviser considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Investment Advisory Agreement/Subadvisory Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Fund and the Investment Adviser/Subadviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Fund or assist the Investment Adviser/Subadviser in carrying out its responsibilities to the Fund. The standard of reasonableness is to be measured in light of the Investment Adviser/Subadviser's overall responsibilities to the Fund. The Board reviews all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts of the Investment Adviser/Subadviser or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such client accounts. The Investment Adviser/Subadviser and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Investment Adviser/Subadviser has adopted allocation procedures to ensure the fair allocation of securities and prices between the Fund and the Investment Adviser/Subadviser's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Investment Adviser/Subadviser's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

To the extent any of the Investment Adviser/Subadviser's client accounts and the Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security generally will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Investment Adviser/Subadviser, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Investment Adviser/Subadviser. In many cases, the Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

Investment Adviser/Subadviser's sell discipline for investments in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Investment Adviser/Subadviser in determining the appropriate investment horizon.

At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

The Fund does not direct brokerage or effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through such brokers solely for selling shares of the Funds.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Funds are diversified series of X.com Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on June 7, 1999. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Funds represents an equal proportional interest in that Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

SHAREHOLDER INFORMATION

Shares are sold through the Bank and are distributed by the Funds.

PRICING OF FUND SHARES. The net asset value per share of a Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

As noted in the Prospectus, the net asset value of shares of the Funds generally will be determined at least once daily as of 4:00 P.M., Eastern time (or earlier when trading closes earlier), on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The national bank holidays also include: Columbus Day and Veterans' Day. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially per-share net asset value.

The Funds that invest in a Portfolio will use the net asset values reported by the Portfolio for its shares in calculating the Funds' net asset values.

Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Investment Adviser and the Trust's Board of Trustees or Pricing Committee pursuant to procedures approved by or under the direction of the Board.

The Funds' equity securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Equity securities that are traded on more than one exchange are valued on the exchange determined by the Investment Adviser to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of that Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed fixed-income securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Boards.

If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Investment Adviser and the Trust's Board or Pricing Committee determine their fair value, following procedures approved by the Board. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

TELEPHONE AND INTERNET REDEMPTION PRIVILEGES. The Trust employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Trust and the Funds may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUNDS. Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS. Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

BACKUP WITHHOLDING. A Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number,

(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES. Under certain circumstances, a Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

MASTER PORTFOLIO ORGANIZATION

The Portfolios are series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

The interests in the Portfolios have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the one of the Funds is requested to vote on a matter with respect to the Portfolio in which it invests, that Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where a Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the applicable Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.

MASTER/FEEDER STRUCTURE. Each Fund seeks to achieve its investment objective by investing all of its assets into the corresponding Master Portfolio of MIP. The Funds and other entities investing in a Master Portfolio are each liable for all obligations of such Master Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither a Fund nor its shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

A Fund may withdraw its investment in a Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of such Fund and its shareholders. Upon any such withdrawal, the Trust's Board of Trustees would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. A Fund also may elect to redeem its interests in the corresponding Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Funds will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

PERFORMANCE INFORMATION

The Funds may advertise a variety of types of performance information as more fully described below. All of the Funds' performance is historical and past performance does not guarantee the future performance of the Funds. From time to time, the Investment Adviser may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Funds. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Funds' performance.

AVERAGE ANNUAL TOTAL RETURN. The Funds' average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for these Funds for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $10,000
T = average annual total return
N = number of years
ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by these Funds have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

TOTAL RETURN. Calculation of each Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in these Funds' shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by these Funds have been reinvested at net asset value of the Funds on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

DISTRIBUTION RATE. The distribution rate for each Fund will be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the applicable Fund over a twelve month period by that Fund's net asset value on the last day of the period. The distribution rate differs from these Funds' yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, these Funds' distribution rate may be substantially different than its yield. Both the Funds' yield and distribution rates will fluctuate.

PERFORMANCE COMPARISONS:

CERTIFICATES OF DEPOSIT. Investors may want to compare a Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. A Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. A Fund's performance may also be compared to the average performance of its Lipper category.

MORNINGSTAR, INC. A Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about the Funds, especially those with similar objectives. Sources for fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

INDICES. The Funds may compare their performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The historical S&P 500 data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of a Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare a fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

         Standard deviation = the square root of  S(xi - xm)2
                                                   ----------
                                                      n-1

Where:     S = "the sum of",

      xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss a Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Funds may be used in advertisements and sales materials. Such factors that may impact the Funds include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

MASTER FUND PERFORMANCE. The Funds intend to disclose historical performance of the Portfolios, including the average annual and cumulative returns restated to reflect the expense ratio of the Funds. This information will be included by amendment. Although the investments of the Portfolios will be reflected in the Funds, the Funds are distinct mutual funds and have different fees, expenses and returns than the Portfolios. Historical performance of substantially similar mutual funds is not indicative of future performance of the Funds.
Portfolio performance will be supplied by the Portfolio.

FINANCIAL STATEMENTS

No financial statements have yet been prepared because these Funds have not commenced operations.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

     -    liquidity ratios are adequate to meet cash requirements;
     -    long-term senior debt is rated "A" or better;
     - the issuer has access to at least two additional channels of borrowing;
     - basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
     - typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
     -    the reliability and quality of management are unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

     -    evaluation of the management of the issuer;
     - economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
     - evaluation of the issuer's products in relation to competition and customer acceptance;
     -    liquidity;
     -    amount and quality of long-term debt;
     -    trend of earnings over a period of ten years;
     - financial strength of parent company and the relationships which exist with the issuer; and
     - recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

     - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
     - Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
     - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
     - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
     - Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.
     - The rating C1 is reserved for income bonds on which no interest is being paid.
     - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

     - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
     - Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
     - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     - Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
     - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                                     PART C

                                OTHER INFORMATION


Item 23. Exhibits

         (a)      Articles of Incorporation

                  (i)      Certificate of Trust -- 1
                  (ii)     Trust Instrument -- 1
                  (iii)    Amended and Restated Trust Instrument -- 2

         (b)      By-laws -- 1

         (c)      Instruments Defining Rights of Security Holders -- 1

         (d) Form of Investment Advisory Contract between X.com Asset Management, Inc. and the Registrant -- 2

         (e)      Underwriting Contracts: Not applicable

         (f)      Bonus or Profit Sharing Contracts: Not applicable

         (g) Form of Custodian Agreement between X.com Asset Management, Inc., Investors Bank & Trust Company, and the Registrant -- 2

         (h)      Other Material Contracts:

                  (i) Form of Administration Agreement between X.com Asset Management, Inc., Investors Bank & Trust, and the Registrant -- 2
                  (ii) Form of Transfer Agency Agreement between X.com Asset Management, Inc. and the Registrant -- 2
                  (iii) Form of X.com Funds Electronic Delivery Consent Agreement -- 2
                  (iv) Form of Third Party Feeder Fund Agreement between X.com Asset Management, Inc., Master Investment Portfolio, and the Registrant - 2
                  (v) Form of Subadvisory Agreement between X.com Asset Management, Inc. and ____________________, with respect to the e-Commerce Fund -- to be filed by further post-effective amendment

         (i)      Opinion and Consent of Counsel
                  (i) With respect to: X.Com Premier S&P 500 Fund, X.Com U.S.A. Bond Fund and X.Com U.S.A. Money Market
                           Fund -- 2
                  (ii) With respect to: X.Com Classic S&P 500 Fund, X.Com Protected S&P 500 Fund, X.Com Super U.S. Index Fund, X.Com Small Cap Index Fund, X.com International Index Fund and X.Com e-Commerce Fund - to be filed by further post-effective amendment

         (j)      Consent of Independent Auditors: Not applicable

         (k)      Omitted Financial Statements: Not applicable

         (l) Form of Subscription Agreement between Elon R. Musk and the Registrant -- 2

         (m)      Rule 12b-1 Plan: Not applicable

         (n)      Financial Data Schedules: Not applicable

         (o)      Rule 18f-3 Plan: Not applicable

         (p)      Powers of Attorney -- 2

                  (i)      Form of Power of Attorney for Nicole E. Faucher
                  (ii)     Form of Power of Attorney for Kevin T. Hamilton
                  (iii)    Form of Power of Attorney for Elon R. Musk
                  (iv)     Form of Power of Attorney for Gregory N. River
                  (v)      Form of Power of Attorney for John T. Story

1.       Filed with initial Registration Statement on Form N-1A on June 8, 1999.
2.       Filed with Pre-Effective Amendment No. 1 filed with the SEC on
         November 18, 1999.


Item 24. Persons Controlled by or Under Common Control With Registrant

         No person is controlled by or under common control with the Registrant.



Item 25. Indemnification

         Reference is made to Article X of the Registrant's Trust Instrument.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26. Business and Other Connections of Investment Adviser

         X.com Asset Management, Inc. (the "Investment Adviser") is a Delaware corporation that offers investment advisory services. The Investment Adviser's offices are located at 394 University Avenue, Palo Alto, CA 94301. The directors and officers of the Investment Adviser and their business and other connections are as follows:

Name              Title/Status with Investment Adviser        Other Business Connections
----              ------------------------------------        --------------------------

Elon R. Musk      Director; President; Treasurer              Trustee and Chairman of the Board,
                                                              X.com Funds; Chairman and Chief


                                                              Executive Officer, X.com Corporation

John T. Story     Chief Operating Officer and                 Trustee and President, X.com Funds;
                  Chief Financial Officer                     Executive Vice President, X.com
                                                              Corporation

Mark Sullivan     Secretary; Assistant Treasurer              Vice President, Operations, X.com
                                                              Corporation

Item 27. Principal Underwriters

         Shares of the Registrant (of each Fund) are self-distributed.

Item 28. Location of Accounts and Records

         The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of X.com Asset Management, Inc., 394 University Drive, Palo Alto, California 94301, and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, 02111.


Item 29. Management Services

         Not applicable


Item 30. Undertakings:

         Not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Palo Alto in the State of California on the 11th day of January 2000.

                                                     X.COM FUNDS
                                                     (Registrant)

                                            By:      /s/ John T. Story*
                                                     ------------------
                                                     Name:    John T. Story
                                                     Title:   President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                  Title                     Date
---------                  -----                     ----

/s/ John T. Story*         Trustee and President     January 11, 2000
------------------
John T. Story


/s/ Jeff J. Gaboury        Treasurer and             January 11, 2000
-------------------
Jeff J. Gaboury            Chief Financial Officer


/s/ Nicole E. Faucher*     Trustee                   January 11, 2000
---------------------
Nicole E. Faucher

/s/ Kevin T. Hamilton*     Trustee                   January 11, 2000
----------------------
Kevin T. Hamilton

/s/ Elon R. Musk*          Trustee                   January 11, 2000
-----------------
Elon R. Musk

/s/ Gregory N. River*      Trustee                   January 11, 2000
---------------------
Gregory N. River


By: /s/  Susan C. Mosher
    --------------------
         Susan C. Mosher,
Attorney-in-Fact, pursuant to
Power of Attorney previously
filed.